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                                        May 8, 1998


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                 Re:     Rule 497(j) Filing for
                         Providentmutual Variable Life Separate Account and Providentmutual Life and Annuity Company of America (File No. 33-83138)

Dear Commissioners:

         On behalf of Providentmutual Life and Annuity Company of America and Providentmutual Variable Life Separate Account, I hereby certify pursuant to Rule 497(j) of the Securities Act of 1933 that the form of prospectus dated May 1, 1998 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement, which amendment has been filed electronically.

         If you have any questions or comments regarding this filing, please call the undersigned at (610) 407-1016.


                                        Respectfully,



                                        Adam Scaramella